Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

The Company files income tax returns in the State of Israel. The tax rate relevant to the Company is 23%.

	December 31,
	2022	2021
Deferred tax assets:
Net loss carryforwards	2,026,144	1,922,830

Deferred asset before valuation allowance	2,026,144	1,922,830
Valuation allowance	(2,026,144)	(1,922,830)
Net deferred tax asset	—	—